Additional Information to the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 88,691	$ 78,081	$ 68,332
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,058	18,903	9,632
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,169	16,040	9,350
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	782	7,126	8,681
Holland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,082	4,936	1,740
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	633	1,135	14,967
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	21,105	16,935	11,395
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,047	$ 13,006	$ 12,567